Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Total Factor Fund - Investor C Shares	Nov. 27, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	$ 2,042